Cover	Jan. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2024
Entity File Number	000-13789
Entity Registrant Name	Adhera Therapeutics, Inc.
Entity Central Index Key	0000737207
Entity Tax Identification Number	11-2658569
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 Innovation Parkway
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70820
City Area Code	(919)
Local Phone Number	518-3748
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false